Related Parties - Schedule of Receivables (Payables) Related Party (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Related party receivables	$ 13,052	$ 57,309
Related party payables	(337,610)	(1,313)
Wing Hong Pharmaceutical Limited [member]
Disclosure of transactions between related parties [line items]
Related party receivables	13,052	80
Billion Built International Limited [member]
Disclosure of transactions between related parties [line items]
Related party receivables		51,415
Fame overseas Supply Chain Limited [member]
Disclosure of transactions between related parties [line items]
Related party receivables		5,814
Mr. Lap Sun Wong [member]
Disclosure of transactions between related parties [line items]
Related party payables	(336,412)	(115)
Mr. Zhifang Zhang [member]
Disclosure of transactions between related parties [line items]
Related party payables	$ (1,198)	$ (1,198)